Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2020
Loss Per Share
Schedule of Anti-Dilutive Share Equivalents

	Six Months Ended	Six Months Ended
	June 30, 2020	June 30, 2019
Share options	112,649,035	100,421,998
Warrants	460,910,100	—
Total Anti-Dilutive Share Equivalents	573,559,135	100,421,998